Intangible assets	12 Months Ended
Apr. 03, 2022
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets comprise the following:

	April 3, 2022	March 28, 2021
	$	$
Intangible assets with finite lives (1)	6.4	9.0
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	122.2	124.8
(1)Retrospective application is required for accounting policy changes and comparative financial information was restated in these consolidated financial statements (note 4).
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	Software	Intellectual property	Total
Cost	$	$	$
March 29, 2020	5.7	17.9	23.6
Additions	—	0.1	0.1
Impact of foreign currency translation	(0.1)	(0.1)	(0.2)
March 28, 2021	5.6	17.9	23.5
Additions	2.9	0.3	3.2
April 3, 2022	8.5	18.2	26.7

	Software	Intellectual property	Total
Accumulated amortization	$	$	$
March 29, 2020	1.3	7.0	8.3
Amortization	1.0	5.3	6.3
Impact of foreign currency translation	(0.1)	—	(0.1)
March 28, 2021	2.2	12.3	14.5
Amortization	1.4	4.4	5.8
April 3, 2022	3.6	16.7	20.3

Net book value
March 28, 2021	3.4	5.6	9.0
April 3, 2022	4.9	1.5	6.4
Intellectual property consists of product development costs, acquired technology, and patents and trademarks.
Indefinite life intangible assets
Indefinite life intangible assets recorded by the Company are comprised of the Canada Goose and Baffin brand names and domain name associated with the Company’s website. The Company expects to renew the registration of the brand names and domain names at each expiry date indefinitely, and expects these assets to generate economic benefit in perpetuity. As such, the Company assessed these intangibles to have indefinite useful lives.
The Company completed its annual impairment tests for the years ended April 3, 2022 and March 28, 2021 for indefinite life intangible assets and concluded that there was no impairment.
Key Assumptions
The key assumptions used to calculate the value-in-use (VIU) are consistent with the assumptions used to calculate VIU for goodwill (note 13).